UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-106.4%

Asia-35.3%

China-6.0%
1,028,571	China State Construction International Holdings, Ltd.	$1,073,045
3,000,000	Evergrande Real Estate Group, Ltd.	1,400,441
11,028,960	Franshion Properties China, Ltd.	3,384,905
2,200,000	Guangzhou R&F Properties Co., Ltd.	2,822,804
6,000,000	Kaisa Group Holdings, Ltd. (a)	1,106,426
4,800,000	Poly Hong Kong Investments, Ltd. (a)	2,519,246
3,917,373	SOCAM Development, Ltd.	3,788,708
899,515	Soho China, Ltd.	670,458

		16,766,033

Hong Kong-1.1%
965,000	Mandarin Oriental International, Ltd.	1,351,000
550,632	The Hongkong & Shanghai Hotels, Ltd.	700,121
160,000	Wharf Holdings, Ltd.	924,343

		2,975,464

India-9.3%
2,290,373	Hirco PLC (a)	1,562,068
2,000,000	South Asian Real Estate PLC (a)(b)(c)(d)	15,145,434
7,240,153	Unitech Corporate Parks PLC (a)	3,902,070
1,491,800	Yatra Capital, Ltd. (a)(e)	5,552,419

		26,161,991

Indonesia-2.5%
246,285,560	PT Bakrieland Development TBK (a)	1,587,260
16,765,928	PT Bumi Serpong Damai TBK	2,037,065
37,288,857	PT Lippo Karawaci TBK	3,506,295

		7,130,620

Japan-2.3%
15,000	Daito Trust Construction Co., Ltd.	1,449,600
20,000	Kenedix, Inc. (a)	2,677,760
130,000	Nomura Real Estate Holdings, Inc.	2,431,104

		6,558,464

Malaysia-0.5%
3,100,591	Aseana Properties, Ltd.	1,341,006

Philippines-3.0%
2,184,000	Ayala Land, Inc.	1,143,140
40,000,000	Megaworld Corp.	2,165,529
35,239,555	SM Development Corp.	5,233,806

		8,542,475

Singapore-4.6%
6,979,000	Banyan Tree Holdings, Ltd. (a)	3,252,829
1,250,000	CapitaMalls Asia, Ltd.	1,637,335
3,401,420	Global Logistic Properties, Ltd.	6,150,109
625,000	Keppel Land, Ltd.	1,727,740

		12,768,013

Thailand-6.0%
4,702,300	Central Pattana PCL	7,321,662

Shares	Security Description	Value

18,920,357	Minor International PCL	$9,439,136

		16,760,798

	Total Asia (Cost $131,809,230)	99,004,864

Europe-27.5%

France-1.9%
100,052	Kaufman & Broad SA (a)	1,760,387
154,193	Nexity SA	3,661,577

		5,421,964

Germany-3.9%
277,424	DIC Asset AG	2,321,129
1,099,999	IVG Immobilien AG (a)	2,556,645
1,210	Patrizia Immobilien AG (a)	7,422
7,642,900	Sirius Real Estate, Ltd. (a)	2,151,124
317,573	TAG Immobilien AG	3,055,600
12,440,218	Treveria PLC (a)	893,896

		10,985,816

Norway-0.5%
693,067	BWG Homes ASA (a)	1,402,795
22,603	Norwegian Property ASA	31,762

		1,434,557

Poland-0.2%
3,265,000	Nanette Real Estate Group NV (a)(b)(d)	666,864

Russia-1.4%
799,367	Mirland Development Corp. PLC (a)	1,077,827
1,724,911	RGI International, Ltd. (a)	2,759,858

		3,837,685

Sweden-2.2%
320,877	JM AB	6,098,440

Turkey-3.5%
6,100,522	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	8,123,379
2,471,294	Sinpas Gayrimenkul Yatirim Ortakligi AS	1,707,332

		9,830,711

United Kingdom-13.9%
674,280	Development Securities PLC	1,511,753
700,339	Great Portland Estates PLC	4,717,123
5,000,713	LXB Retail Properties PLC (a)	8,702,810
1,161,792	Metric Property Investments PLC	1,548,289
5,145,181	Quintain Estates & Development PLC (a)	4,013,270
7,808,407	Regus PLC	11,232,414
2,740,130	Songbird Estates PLC (a)	4,403,516
800,130	Unite Group PLC	2,659,506

		38,788,681

	Total Europe (Cost $127,219,422)	77,064,718

North & South America-43.6%

Brazil-38.7%
718,077	Aliansce Shopping Centers SA	6,650,938
793,138	BHG SA-Brazil Hospitality Group (a)	7,512,594
850,037	BR Malls Participacoes SA	9,922,353
680,298	BR Properties SA	7,934,375
580,200	Brasil Brokers Participacoes SA	1,783,750

Shares	Security Description	Value

400,435	Cyrela Commercial Properties SA Empreendimentos e Participacoes	$5,256,540
2,503,408	Direcional Engenharia SA	11,898,884
152,684	Even Construtora e Incorporadora SA	488,034
912,132	General Shopping Brasil SA (a)	3,970,436
600,151	Iguatemi Empresa de Shopping Centers SA	12,842,388
1,653,500	JHSF Participacoes SA	4,962,437
1,212,612	MRV Engenharia e Participacoes SA	6,598,001
500,400	Multiplan Empreendimentos Imobiliarios SA	12,654,074
3,544,384	PDG Realty SA Empreendimentos e Participacoes	5,898,082
699,568	Rossi Residencial SA	1,587,444
475,394	Sao Carlos Empreendimentos e Participacoes SA	8,163,730
108,898	Tecnisa SA	384,215

		108,508,275

Canada-0.0% *
133,000	Lakeview Hotel Real Estate Investment Trust (a)	46,418

Mexico-1.8%
2,000,000	Corp. GEO SAB de CV-Series B (a)	2,102,493
252,600	Desarrolladora Homex SAB de C.V.-ADR (a)	2,995,836

		5,098,329

United States-3.1%
282,300	Sunrise Senior Living, Inc. (a)	1,885,764
519,696	Verde Realty Corp. (a)(b)(c)(d)	6,672,896

		8,558,660

	Total North & South America (Cost $123,721,804)	122,211,682

	Total Common Stocks (Cost $382,750,456)	298,281,264

Equity-Linked Structured Notes-1.4%

Asia-1.4%

India-1.4%
1,190,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	3,919,949

	Total Asia (Cost $3,920,217)	3,919,949

	Total Equity-Linked Structured Notes (Cost $3,920,217)	3,919,949

Investment Companies-0.8%

Asia-0.6%

India-0.6%
7,497,900	Trinity Capital PLC (a)	1,572,310

	Total Asia (Cost $12,613,773)	1,572,310

Europe-0.2%

Turkey-0.2%
920,000	The Ottoman Fund, Ltd. (a)	540,908

	Total Europe (Cost $1,507,547)	540,908

	Total Investment Companies (Cost $14,121,320)	2,113,218

Rights-0.0% *

North & South America-0.0% *

Brazil-0.0% *
622,457	PDG Realty SA Empreendimentos e Participacoes (a)
	Expiration: August, 2012
	Exercise Price: BRL 4.00	12,150

Shares	Security Description	Value

	Total North & South America (Cost $0)	$12,150

	Total Rights (Cost $0)	12,150

Warrants-0.1%

Asia-0.1%

Thailand-0.1%
2,569,584	Minor International PCL (a)
	Expiration: October, 2013
	Exercise Price: THB 13.000	329,873

	Total Asia (Cost $0)	329,873

	Total Warrants (Cost $0)	329,873

	Total Investments (Cost $400,791,993)-108.7% (f)	304,656,454
	Liabilities in Excess of Other Assets-(8.7)%	(24,400,779)

	TOTAL NET ASSETS 100.0%	$280,255,675

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Private placement.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 8.0% of the Fund’s net assets.
(e) Affiliated issuer.
(f) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.
AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BRL-Brazilian Real
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-97.9%

Apartments-16.8%
31,445	Associated Estates Realty Corp.	$469,474
25,625	AvalonBay Communities, Inc.	3,769,181
34,900	BRE Properties, Inc.	1,838,532
10,000	Camden Property Trust	713,100
68,360	Equity Residential	4,327,872
23,665	Essex Property Trust, Inc.	3,723,924
50,200	Home Properties, Inc.	3,293,622
31,400	UDR, Inc.	835,554

		18,971,259

Diversified-5.4%
26,114	American Assets Trust, Inc.	678,964
88,700	Crombie Real Estate Investment Trust	1,329,372
48,617	Vornado Realty Trust	4,059,520

		6,067,856

Health Care-14.4%
78,772	HCP, Inc.	3,718,826
44,546	Health Care REIT, Inc.	2,772,098
90,047	Omega Healthcare Investors, Inc.	2,182,739
96,200	Sabra Health Care REIT, Inc.	1,781,624
37,333	Senior Housing Properties Trust	849,326
74,212	Ventas, Inc.	4,990,757

		16,295,370

Lodging-3.0%
37,942	Chatham Lodging Trust	521,702
20,303	Chesapeake Lodging Trust	344,542
70,000	DiamondRock Hospitality Co.	662,200
85,000	Host Hotels & Resorts, Inc.	1,247,800
12,000	LaSalle Hotel Properties	315,120
15,000	Pebblebrook Hotel Trust	340,800

		3,432,164

Manufactured Homes-0.8%
12,850	Equity Lifestyle Properties, Inc.	924,172

Mortgage & Finance-2.2%
79,232	Apollo Commercial Real Estate Finance, Inc.	1,323,174
50,000	Starwood Property Trust, Inc.	1,113,000

		2,436,174

Net Lease-0.7%
17,012	Entertainment Properties Trust	768,262

Office-Industrial Buildings-32.3%
51,528	Alexandria Real Estate Equities, Inc.	3,786,277
61,111	Boston Properties, Inc.	6,777,210
37,671	Coresite Realty Corp.	1,004,309
23,153	Corporate Office Properties Trust	515,386
55,100	Digital Realty Trust, Inc.	4,301,657
139,509	Douglas Emmett, Inc.	3,279,856
40,352	DuPont Fabros Technology, Inc.	1,085,469
54,473	Kilroy Realty Corp.	2,578,752
32,208	Liberty Property Trust	1,168,828
23,508	Mack-Cali Realty Corp.	629,779

Shares	Security Description	Value

88,581	Mission West Properties, Inc.	$780,399
377,028	MPG Office Trust, Inc. (a)	1,116,003
104,700	ProLogis, Inc.	3,384,951
50,551	SL Green Realty Corp.	3,980,891
46,204	STAG Industrial, Inc.	668,110
20,600	Terreno Realty Corp.	307,146
86,364	Verde Realty Corp. (a)(b)(c)(d)	1,108,914

		36,473,937

Retail Centers-18.2%
153,191	CBL & Associates Properties, Inc.	3,022,458
12,100	Federal Realty Investment Trust	1,314,786
60,000	General Growth Properties, Inc.	1,087,200
50,000	Kimco Realty Corp.	974,500
55,795	Simon Property Group, Inc.	8,954,540
24,706	Taubman Centers, Inc.	1,915,209
56,428	The Macerich Co.	3,295,960

		20,564,653

Storage-4.1%
30,765	Public Storage	4,582,447

	Total Real Estate Investment Trusts (Cost $73,881,177)	110,516,294

Common Stocks-1.8%

Lodging-0.9%
20,000	Starwood Hotels & Resorts Worldwide, Inc.	1,083,000

Office-Industrial Buildings-0.9%
57,000	Brookfield Office Properties, Inc.	972,990

	Total Common Stocks (Cost $1,645,471)	2,055,990

Preferred Stocks-5.9%

Diversified-0.5%
20,000	Winthrop Realty Trust-Series D, 9.250%	532,600

Lodging-1.0%
14,800	LaSalle Hotel Properties-Series G, 7.250%	377,252
30,300	Sunstone Hotel Investors, Inc.-Series A, 8.000%	774,165

		1,151,417

Mortgage & Finance-0.5%
25,200	NorthStar Realty Finance Corp.-Series B, 8.250%	582,120

Net Lease-2.6%
19,630	CapLease, Inc.-Series A, 8.125%	494,283
97,865	Entertainment Properties Trust-Series D, 7.375%	2,462,284

		2,956,567

Retail Centers-1.3%
55,198	CBL & Associates Properties, Inc.-Series D, 7.375%	1,406,997

	Total Preferred Stocks (Cost $4,440,468)	6,629,701

	Total Investments (Cost $79,967,116)-105.6% (e)	119,201,985
	Liabilities in Excess of Other Assets-(5.6)%	(6,317,391)

	TOTAL NET ASSETS 100.0%	$112,884,594

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Private placement.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 1.0% of the Fund’s net assets.
(e) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012. REIT-Real Estate Investment Trust

Alpine Cyclical Advantage Property Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.9%

Asia-25.7%

China-5.6%
342,857	China State Construction International Holdings, Ltd.	$357,682
500,000	Evergrande Real Estate Group, Ltd.	233,407
2,500,000	Franshion Properties China, Ltd.	767,277
400,000	Guangzhou R&F Properties Co., Ltd.	513,237
500,000	Hopson Development Holdings, Ltd. (a)	321,740
1,000,000	Kaisa Group Holdings, Ltd. (a)	184,404
1,000,000	Poly Hong Kong Investments, Ltd. (a)	524,843

		2,902,590

Hong Kong-1.0%
19,420	Sun Hung Kai Properties, Ltd.	242,290
50,000	Wharf Holdings, Ltd.	288,857

		531,147

India-0.7%
620,000	Unitech Corporate Parks PLC (a)	334,148

Indonesia-1.7%
33,380,487	PT Bakrieland Development TBK (a)	215,130
3,500,000	PT Ciputra Development TBK	240,359
4,513,514	PT Lippo Karawaci TBK	424,409

		879,898

Japan-3.4%
2,500	Daito Trust Construction Co., Ltd.	241,600
180,000	Hulic Co., Ltd.	946,944
2,000	Kenedix, Inc. (a)	267,776
16,000	Nomura Real Estate Holdings, Inc.	299,213

		1,755,533

Philippines-4.7%
780,000	Ayala Land, Inc.	408,264
5,000,000	Megaworld Corp.	270,691
3,751,363	Robinsons Land Corp.	1,752,344

		2,431,299

Singapore-1.9%
200,000	CapitaMalls Asia, Ltd.	261,974
250,000	Global Logistic Properties, Ltd.	452,025
100,000	Keppel Land, Ltd.	276,438

		990,437

Thailand-6.7%
300,000	Central Pattana PCL	467,111
2,200,000	LPN Development PCL-NVDR	1,216,397
1,100,000	Minor International PCL	548,777
1,400,000	Supalai PCL	800,763
1,000,000	Ticon Industrial Connection PCL	425,802

		3,458,850

	Total Asia (Cost $10,328,453)	13,283,902

Shares	Security Description	Value

Europe-14.9%

France-1.8%
67,000	Affine SA	$935,657

Germany-4.9%
39,904	DIC Asset AG	333,866
110,000	Patrizia Immobilien AG (a)	674,690
159,090	TAG Immobilien AG	1,530,720

		2,539,276

Norway-0.1%
38,469	BWG Homes ASA (a)	77,863

Poland-0.3%
40,000	Atrium European Real Estate, Ltd.	178,408

Russia-1.5%
800,000	Raven Russia, Ltd.	771,382

Sweden-0.5%
28,000	Fabege AB	242,918

United Kingdom-5.8%
778,923	LXB Retail Properties PLC (a)	1,355,570
964,231	Quintain Estates & Development PLC (a)	752,106
341,253	Songbird Estates PLC (a)	548,409
100,014	Unite Group PLC	332,431

		2,988,516

	Total Europe (Cost $7,816,815)	7,734,020

North & South America-56.3%

Brazil-23.1%
98,241	BHG SA-Brazil Hospitality Group (a)	930,538
109,796	BR Malls Participacoes SA	1,281,632
95,538	BR Properties SA	1,114,268
7,500	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR	394,804
15,000	Cyrela Commercial Properties SA Empreendimentos e Participacoes-ADR (b)	789,609
230,654	Direcional Engenharia SA	1,096,316
75,526	Even Construtora e Incorporadora SA	241,409
40,000	General Shopping Brasil SA (a)	174,117
72,140	Iguatemi Empresa de Shopping Centers SA	1,543,694
150,000	JHSF Participacoes SA	450,176
28,000	LPS Brasil Consultoria de Imoveis SA	498,731
28,462	MRV Engenharia e Participacoes SA	154,866
88,290	Multiplan Empreendimentos Imobiliarios SA	2,232,670
396,895	PDG Realty SA Empreendimentos e Participacoes	660,459
140,000	Rossi Residencial SA	317,685
19,716	Tecnisa SA	69,562

		11,950,536

Canada-1.1%
49,146	Brookfield Residential Properties, Inc. (a)	554,859

Mexico-1.2%
254,825	Corp. GEO SAB de CV-Series B (a)	267,884
30,300	Desarrolladora Homex SAB de C.V.-ADR (a)	359,358

		627,242

United States-30.9%
30,000	Altisource Portfolio Solutions SA (a)	2,326,800

Shares	Security Description	Value

17,493	American Capital Agency Corp.	$614,704
20,000	American Capital Mortgage Investment Corp.	491,000
19,852	Apollo Commercial Real Estate Finance, Inc.	331,528
50,000	Brookdale Senior Living, Inc. (a)	823,000
40,491	Brookfield Office Properties, Inc.	691,181
25,125	Chatham Lodging Trust	345,469
84,228	DiamondRock Hospitality Co.	796,797
40,000	Excel Trust, Inc.	489,600
44,053	General Growth Properties, Inc.	798,240
4,910	Hudson Pacific Properties, Inc.	87,300
5,000	Jones Lang LaSalle, Inc.	333,450
500	KB Home	4,620
110,771	Ocwen Financial Corp. (a)	2,188,835
6,831	ProLogis, Inc.	220,846
1,923	Simon Property Group, Inc.	308,622
40,000	Starwood Property Trust, Inc.	890,400
40,000	Sunrise Senior Living, Inc. (a)	267,200
48,200	TravelCenters of America LLC (a)	237,626
87,912	Two Harbors Investment Corp.	1,008,351
143,940	Verde Realty Corp. (a)(c)(d)(e)	1,848,190
10,440	Vornado Realty Trust	871,740

		15,975,499

	Total North & South America (Cost $27,156,354)	29,108,136

	Total Common Stocks (Cost $45,301,622)	50,126,058

Equity-Linked Structured Notes-1.8%

Asia-1.8%

India-1.0%
300,000	Peninsula Land, Ltd.-Macquarie Bank, Ltd.	199,587
50,000	Sobha Developers, Ltd.-Macquarie Bank, Ltd.	313,764

		513,351

Vietnam-0.8%
301,875	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)	422,667

	Total Asia (Cost $1,542,321)	936,018

	Total Equity-Linked Structured Notes (Cost $1,542,321)	936,018

Rights-0.0% *

North & South America-0.0% *

Brazil-0.0% *
69,702	PDG Realty SA Empreendimentos e Participacoes (a)
	Expiration: August, 2012
	Exercise Price: BRL 4.00	1,360

	Total North & South America (Cost $0)	1,360

	Total Rights (Cost $0)	1,360

Warrants-0.0% *

Asia-0.0% *

Thailand-0.0% *
100,000	Minor International PLC
	Expiration: May, 2013
	Exercise Price: THB 13.00 (a)	12,838

	Total Asia (Cost $0)	12,838

	Total Warrants (Cost $0)	12,838

Principal Amount	Security Description	Value

Short-Term Investments-1.4%
$717,000	State Street Eurodollar Time Deposit, 0.01%	$717,000

	Total Short-Term Investments (Cost $717,000)	717,000

	Total Investments (Cost $47,560,943)-100.1% (f)	51,793,274
	Liabilities in Excess of Other Assets-(0.1)%	(48,432)

	TOTAL NET ASSETS 100.0%	$51,744,842

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.5% of the Fund’s net assets.

(c) Illiquid security.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.6% of the Fund’s net assets.
(e) Private placement.
(f) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
BRL-Brazilian Real
GDR-Global Depositary Receipt
JSC-Joint Stock Company
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
THB-Thailand Baht

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-93.7%

Asia-60.2%

China-25.0%
100,000	C C Land Holdings, Ltd.	$21,535
100,000	China Overseas Grand Oceans Group, Ltd.	91,815
59,000	China Overseas Land & Investment, Ltd.	139,384
71,000	China Resources Land, Ltd.	143,562
122,857	China State Construction International Holdings, Ltd.	128,169
100,000	Country Garden Holdings Co.	37,784
285,000	Evergrande Real Estate Group, Ltd.	133,042
131,000	Franshion Properties China, Ltd.	40,205
56,800	Guangzhou R&F Properties Co., Ltd.	72,880
50,000	Hopefluent Group Holdings, Ltd.	13,411
200,000	Kaisa Group Holdings, Ltd. (a)	36,881
80,000	Poly Hong Kong Investments, Ltd. (a)	41,987
30,000	Shimao Property Holdings, Ltd.	43,019
50,000	Soho China, Ltd.	37,268
100,000	Yuexiu Property Co., Ltd.	22,696

		1,003,638

Hong Kong-3.4%
6,000	Cheung Kong Holdings, Ltd.	78,920
5,000	Qualipak International Holdings, Ltd. (a)	535
10,000	Wharf Holdings, Ltd.	57,771

		137,226

India-0.8%
60,000	Unitech Corporate Parks PLC (a)	32,337

Indonesia-9.6%
30,000	First Real Estate Investment Trust	22,903
124,000	Lippo Malls Indonesia Retail Trust	41,353
700,000	PT Alam Sutera Realty TBK	34,020
2,506,945	PT Bakrieland Development TBK (a)	16,157
624,659	PT Bumi Serpong Damai TBK	75,896
550,000	PT Ciputra Development TBK	37,771
300,000	PT Ciputra Property TBK	19,968
125,000	PT Ciputra Surya TBK	25,621
350,000	PT Lippo Karawaci TBK	32,911
500,000	PT Metropolitan Land TBK	24,828
300,000	PT Summarecon Agung TBK	51,347

		382,775

Malaysia-1.6%
50,000	Aseana Properties, Ltd.	21,625
25,000	IHH Healthcare BHD (a)	25,563
20,000	IJM Land BHD	16,041

		63,229

Philippines-7.2%
226,000	Ayala Land, Inc.	118,292
600,000	Megaworld Corp.	32,483
80,136	Robinsons Land Corp.	37,433
72,691	SM Development Corp.	10,796
266,250	SM Prime Holdings, Inc.	89,165

		288,169

Shares	Security Description	Value

Singapore-1.5%
33,500	Global Logistic Properties, Ltd.	$60,571

Thailand-11.1%
120,000	Amata Corp. PCL	65,586
205,000	Asian Property Development PCL	48,205
45,000	Central Pattana PCL	70,067
300,000	Hemaraj Land and Development PCL	28,408
130,000	LPN Development PCL-NVDR	71,878
160,000	Minor International PCL	79,822
125,000	Supalai PCL	71,497
25,000	Ticon Industrial Connection PCL	10,645

		446,108

	Total Asia (Cost $2,039,888)	2,414,053

Europe-4.1%

Russia-2.8%
6,000	Etalon Group, Ltd.-GDR (a)(b)	38,430
5,574	Mirland Development Corp. PLC (a)	7,516
50,000	Raven Russia, Ltd.	48,211
11,000	RGI International, Ltd. (a)	17,600

		111,757

Turkey-1.3%
40,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	53,264

	Total Europe (Cost $135,501)	165,021

Middle East/Africa-1.0%

UAE-1.0%
45,000	Emaar Properties PJSC	41,655

	Total Middle East/Africa (Cost $36,432)	41,655

North & South America-28.4%

Argentina-1.0%
3,100	TGLT SA-ADR (a)	40,203

Brazil-26.8%
4,000	Aliansce Shopping Centers SA	37,049
3,462	BHG SA-Brazil Hospitality Group (a)	32,792
15,049	BR Malls Participacoes SA	175,665
10,056	BR Properties SA	117,284
6,000	Brasil Brokers Participacoes SA	18,446
2,291	Cyrela Commercial Properties SA Empreendimentos e Participacoes	30,074
19,124	Direcional Engenharia SA	90,898
11,895	Even Construtora e Incorporadora SA	38,021
7,000	Ez Tec Empreendimentos e Participacoes SA	74,400
22,838	General Shopping Brasil SA (a)	99,412
9,000	Helbor Empreendimentos SA	39,967
1,000	Iguatemi Empresa de Shopping Centers SA	21,398
31,000	JHSF Participacoes SA	93,036
21,050	MRV Engenharia e Participacoes SA	114,536
46,754	PDG Realty SA Empreendimentos e Participacoes	77,802
894	Sao Carlos Empreendimentos e Participacoes SA	15,352

		1,076,132

Shares	Security Description	Value

Chile-0.6%
12,000	Parque Arauco SA	$22,745

	Total North & South America (Cost $1,108,396)	1,139,080

	Total Common Stocks (Cost $3,320,217)	3,759,809

Equity-Linked Structured Notes-3.8%

Asia-3.8%

India-2.3%
4,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	16,715
12,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	40,550
5,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	16,470
9,500	Prestige Estates Projects, Ltd.-Macqarie Bank, Ltd.	19,140

		92,875

Vietnam-1.5%
43,125	HAGL JSC-GDR-Macquarie Bank, Ltd. (a)	60,381

	Total Asia (Cost $189,423)	153,256

	Total Equity-Linked Structured Notes (Cost $189,423)	153,256

Rights-0.2%

North & South America-0.2%

Brazil-0.2%
366,114	PDG Realty SA Empreendimentos e Participacoes (a)
	Expiration: August, 2012
	Exercise Price: BRL 4.00	7,146

	Total North & South America (Cost $1,798)	7,146

	Total Rights (Cost $1,798)	7,146

Warrants-0.0% *

Asia-0.0% *

Thailand-0.0% *
14,000	The Erawan Group PCL (a)
	Expiration: December, 2013
	Exercise Price: THB 2.80	245
7,500	Minor International PLC (a)
	Expiration: May, 2013
	Exercise Price: THB 13.00	963

		1,208

	Total Asia (Cost $0)	1,208

	Total Warrants (Cost $0)	1,208

Principal Amount

Short-Term Investments-3.0%
$119,000	State Street Eurodollar Time Deposit, 0.01%	119,000

	Total Short-Term Investments (Cost $119,000)	119,000

	Total Investments (Cost $3,630,438)-100.7%	4,040,419
	Liabilities in Excess of Other Assets-(0.7)%	(27,671)

	TOTAL NET ASSETS 100.0%	$4,012,748

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.0% of the Fund’s net assets.

ADR-American Depositary Receipt
AS-Anonim Sirketi is the Turkish term for joint stock company.
BHD-Malaysian equivalent to incorporated.
BRL-Brazilian Real
GDR-Global Depositary Receipt
JSC-Joint Stock Company
NVDR-Non-Voting Depositary Receipts
PCL-Public Company Limited
PJSC-Public Joint Stock Company
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
THB-Thailand Baht

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-92.2%

Asia-15.9%

China-10.1%
1,050,000	Anhui Expressway Co.-Class H	$473,906
2,400,000	Beijing Enterprises Water Group, Ltd.	445,665
37,500	China Mobile, Ltd.	440,298
380,000	China Railway Construction Corp., Ltd.-Class H	332,237
850,972	China State Construction International Holdings, Ltd.	887,767
490,000	COSCO Pacific, Ltd.	679,897
1,350,000	Guangshen Railway Co., Ltd.-Class H	429,997
150,000	NWS Holdings, Ltd.	229,796
2,741,000	Tianjin Port Development Holdings, Ltd.	293,374
1,050,000	Yuexiu Transport Infrastructure, Ltd.	507,757

		4,720,694

Indonesia-2.0%
23,000,000	PT Bakrieland Development TBK (a)	148,230
1,470,000	PT Citra Marga Nusaphala Persada TBK	314,501
800,000	PT Jasa Marga TBK	481,775

		944,506

Israel-0.4%
200,000	Bezeq The Israeli Telecommunication Corp., Ltd.	201,820

Japan-1.4%
10,000	East Japan Railway Co.	642,560

Philippines-2.0%
250,000	International Container Terminal Services, Inc.	435,681
800,000	Manila Water Co., Inc.	500,180

		935,861

	Total Asia (Cost $7,277,265)	7,445,441

Europe-27.5%

Austria-0.7%
4,500	Kapsch TrafficCom AG	324,346

France-6.8%
6,000	Aeroports de Paris	465,682
21,000	Eutelsat Communications SA	635,108
29,000	France Telecom SA	388,572
31,000	Suez Environnement Co.	340,879
35,000	Veolia Environnement SA	395,112
22,000	Vinci SA	935,227

		3,160,580

Germany-5.3%
8,000	Fraport AG Frankfurt Airport Services Worldwide	454,510
20,000	Hamburger Hafen und Logistik AG	444,051
13,000	HeidelbergCement AG	605,578
9,000	Hochtief AG (a)	428,936
9,000	Kabel Deutschland Holding AG (a)	564,864

		2,497,939

Italy-1.7%
34,650	Atlantia SpA	456,177

Shares	Security Description	Value

85,000	Snam Rete Gas SpA	$341,989

		798,166

Netherlands-2.7%
14,500	Koninklijke Vopak NV	919,515
11,000	Ziggo NV (a)	318,058

		1,237,573

Spain-2.6%
62,875	Abertis Infraestructuras SA	777,869
24,500	Enagas SA	425,041

		1,202,910

Sweden-1.1%
79,422	TeliaSonera AB	526,120

Turkey-1.2%
105,000	TAV Havalimanlari Holding	575,647

United Kingdom-5.4%
100,000	Centrica PLC	497,009
87,500	Ferrovial SA	952,791
52,500	National Grid PLC	545,318
185,000	Vodafone Group PLC	529,635

		2,524,753

	Total Europe (Cost $13,730,708)	12,848,034

North & South America-48.8%

Brazil-10.2%
130,000	All America Latina Logistica SA	600,137
112,500	CCR SA	938,781
8,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	675,200
72,500	EcoRodovias Infraestrutura e Logistica SA	586,948
75,000	EDP - Energias do Brasil SA	495,925
45,000	Mills Estruturas e Servicos de Engenharia SA	606,749
20,000	Santos Brasil Participacoes SA	308,706
32,500	Tegma Gestao Logistica SA	539,235

		4,751,681

Canada-2.9%
8,000	Canadian Pacific Railway, Ltd.	649,200
17,500	Enbridge, Inc.	715,985

		1,365,185

Chile-0.7%
140,000	E.CL SA	316,106

Colombia-1.2%
6,500	Millicom International Cellular SA-SDR	588,767

Mexico-3.6%
137,500	Empresas ICA SAB de CV-ADR (a)	919,875
500,000	OHL Mexico SAB de CV (a)	759,484

		1,679,359

Peru-0.7%
35,000	Cementos Pacasmayo SAA-ADR (a)	327,250

United States-29.5%
13,500	American Tower Corp.-Class A	976,185

Shares	Security Description	Value

14,500	American Water Works Co., Inc.	$525,625
17,000	AT&T, Inc.	644,640
17,500	Atmos Energy Corp.	627,375
41,000	Calpine Corp. (a)	700,690
35,500	Cisco Systems, Inc.	566,225
21,000	Comcast Corp.-Class A	683,550
21,000	DISH Network Corp.	645,960
175,000	EnergySolutions, Inc. (a)	290,500
9,000	ITC Holdings Corp.	667,710
16,500	Itron, Inc. (a)	643,005
41,000	MasTec, Inc. (a)	654,360
14,000	Northeast Utilities	558,320
41,000	Progressive Waste Solutions, Ltd.	820,000
22,000	RailAmerica, Inc. (a)	603,460
43,000	The Geo Group, Inc. (a)	994,160
16,000	The Williams Cos., Inc.	508,640
117,500	TravelCenters of America LLC (a)	579,275
16,500	UGI Corp.	505,725
3,200	Union Pacific Corp.	392,352
17,000	World Fuel Services Corp.	688,330
16,500	Xcel Energy, Inc.	483,450

		13,759,537

	Total North & South America (Cost $21,013,307)	22,787,885

	Total Common Stocks (Cost $42,021,280)	43,081,360

Equity-Linked Structured Notes-0.7%

Asia-0.7%
India-0.7%
155,000	Power Grid Corp. of India, Ltd.-Macquarie Bank, Ltd.	331,655

	Total Equity-Linked Structured Notes (Cost $326,759)	331,655

Principal Amount

Short-Term Investment-6.0%
$2,785,000	State Street Eurodollar Time Deposit, 0.01%	2,785,000

	Total Short-Term Investment (Cost $2,785,000)	2,785,000

	Total Investments (Cost $45,133,039)-98.9% (b)	46,198,015
	Other Assets in Excess of Liabilities-1.1%	503,456

	TOTAL NET ASSETS 100.0%	$46,701,471

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Includes securities pledged as collateral for line of credit outstanding on July 31, 2012. AB-Aktiebolag is the Swedish equivalent of the term corporation. ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAA-Open-Corporations (Sociedades Anonimas Abiertas)
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SDR-Swedish Depositary Receipt
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Consumer Growth Fund

Schedule of Portfolio Investments
July 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.1%

Asia-17.3%

China-9.6%
240	Baidu, Inc.-ADR (a)	$28,925
26,000	Daphne International Holdings, Ltd.	26,018
16,000	Dongfeng Motor Group Co., Ltd.	22,324
14,000	Golden Eagle Retail Group, Ltd.	25,130
14,800	Lianhua Supermarket Holdings Co., Ltd.	14,734
38,000	Springland International Holdings, Ltd.	18,033
1,200	Tencent Holdings, Ltd.	35,870
22,000	Want Want China Holdings, Ltd.	26,668
46,000	XTEP International Holdings	14,118

		211,820

Hong Kong-3.3%
76,000	Hengdeli Holdings, Ltd.	21,169
16,000	Li & Fung, Ltd.	31,568
300,000	REXLot Holdings, Ltd.	19,150

		71,887

Indonesia-1.3%
40,000	PT Indofood CBP Sukses Makmur TBK	27,892

Philippines-1.5%
100,000	SM Prime Holdings, Inc.	33,489

South Korea-1.6%
500	Kia Motors Corp.	34,538

	Total Asia (Cost $424,163)	379,626

Europe-22.5%

Belgium-3.4%
950	Anheuser-Busch InBev NV-ADR	75,259

France-1.7%
1,500	SES SA	36,118

Germany-4.9%
450	Adidas AG	33,835
360	Bayerische Motoren Werke AG	26,918
750	Kabel Deutschland Holding AG (a)	47,072

		107,825

Italy-1.0%
1,550	Yoox SpA (a)	20,654

Netherlands-2.7%
450	Heineken NV	24,392
1,000	Unilever NV	34,765

		59,157

Russia-0.7%
825	X5 Retail Group NV-GDR (a)(b)	16,187

Spain-0.7%
150	Inditex SA	15,472

Shares	Security Description	Value

Switzerland-5.7%
250	Dufry Group (a)	$30,549
1,050	Nestle SA	64,583
75	The Swatch Group AG	29,860

		124,992

United Kingdom-1.7%
26,000	Debenhams PLC	37,483

	Total Europe (Cost $459,767)	493,147

North & South America-55.3%

Brazil-8.5%
2,200	BR Malls Participacoes SA	25,680
575	Cia Brasileira de Distribuicao Grupo Pao de Acucar-ADR	23,512
2,200	Estacio Participacoes SA	27,087
2,600	Hypermarcas SA (a)	16,367
3,400	Magazine Luiza SA	17,006
2,050	Marisa Lojas SA	22,209
1,300	Multiplus SA	31,371
900	Natura Cosmeticos SA	23,611

		186,843

Mexico-2.1%
9,000	Grupo Comercial Chedraui SA de CV	23,667
1,000	Grupo Televisa SA-ADR	22,790

		46,457

United States-44.7%
675	Abercrombie & Fitch Co.-Class A	22,815
100	Amazon.com, Inc. (a)	23,330
110	Apple, Inc. (a)	67,184
600	Carnival Corp.	19,968
1,001	CBS Corp.-Class B	33,493
700	Coach, Inc.	34,531
300	Colgate-Palmolive Co.	32,208
1,750	Comcast Corp.-Class A	56,962
550	Dick’s Sporting Goods, Inc.	27,016
2,550	Digital Generation, Inc. (a)	27,183
1,600	Ford Motor Co.	14,784
549	Francesca’s Holdings Corp. (a)	17,244
75	Google, Inc.-Class A (a)	47,473
825	Guess?, Inc.	24,833
775	Hasbro, Inc.	27,761
750	Lumber Liquidators Holdings, Inc. (a)	31,718
500	McDonald’s Corp.	44,680
320	MercadoLibre, Inc.	21,379
450	NIKE, Inc.-Class B	42,007
750	PepsiCo, Inc.	54,547
975	Rue21, Inc. (a)	24,024
550	Target Corp.	33,358
450	The Procter & Gamble Co.	29,043
400	Ulta Salon Cosmetics & Fragrance, Inc.	33,952
400	VF Corp.	59,720
350	Visa, Inc.-Class A	45,174
800	Yum! Brands, Inc.	51,872
2,800	Zagg, Inc. (a)	31,080

		979,339

	Total North & South America (Cost $1,130,978)	1,212,639

	Total Common Stocks (Cost $2,014,908)	2,085,412

Principal Amount	Security Description	Value

Short-Term Investments-4.9%
$107,000	State Street Eurodollar Time Deposit, 0.01%	$107,000

	Total Short-Term Investments (Cost $107,000)	107,000

	Total Investments (Cost $2,121,908)-100.0%	2,192,412
	Other Assets in Excess of Liabilities-0.0%	527

	TOTAL NET ASSETS 100.0%	$2,192,939

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.7% of the Fund’s net assets.

ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
GDR-Global Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable. Is the Spanish equivalent to Variable Capital Company.
SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Equity Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. If the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

As of July 31, 2012, the International Real Estate Equity Fund, Realty Income & Growth Fund and Cyclical Advantage Property Fund held securities that are fair valued, which comprised 8.0%, 1.0% and 3.6%, respectively, of each Fund’s net assets.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	quoted prices in active markets for identical investments.

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Alpine Equity Trust

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2012:

	Valuation Inputs

International Real Estate Equity Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$67,098,632	$16,760,798	$15,145,434	$99,004,864
Europe	76,397,854	—	666,864	77,064,718
North & South America	115,538,786	—	6,672,896	122,211,682
Equity-Linked Structured Notes	—	3,919,949	—	3,919,949
Investment Companies	2,113,218			2,113,218
Rights	—	12,150	—	12,150
Warrants	329,873	—	—	329,873

Total	$261,478,363	$20,692,897	$22,485,194	$304,656,454

	Valuation Inputs

Realty Income & Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Real Estate Investment Trusts
Apartments	$18,971,259	$—	$—	$18,971,259
Diversified	6,067,856	—	—	6,067,856
Health Care	16,295,370	—	—	16,295,370
Lodging	3,432,164	—	—	3,432,164
Manufactured Homes	924,172	—	—	924,172
Mortgage & Finance	2,436,174	—	—	2,436,174
Net Lease	768,262	—	—	768,262
Office-Industrial Buildings	35,365,023	—	1,108,914	36,473,937
Retail Centers	20,564,653	—	—	20,564,653
Storage	4,582,447	—	—	4,582,447
Common Stocks	2,055,990	—	—	2,055,990
Preferred Stocks	6,629,701	—	—	6,629,701

Total	$118,093,071	$—	$1,108,914	$119,201,985

	Valuation Inputs

Cyclical Advantage Property Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$9,825,052	$3,458,850	$—	$13,283,902
Europe	7,734,020	—	—	7,734,020
North & South America	26,075,533	1,184,413	1,848,190	29,108,136
Equity-Linked Structured Notes	—	936,018	—	936,018
Rights	—	1,360	—	1,360
Warrants	12,838	—	—	12,838
Short-Term Investments	—	717,000	—	717,000

Total	$43,647,443	$6,297,641	$1,848,190	$51,793,274

	Valuation Inputs

Emerging Markets Real Estate Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$1,967,945	$446,108	$—	$2,414,053
Europe	126,591	38,430	—	165,021
Middle East/Africa	41,655	—	—	41,655
North & South America	1,098,877	40,203	—	1,139,080
Equity-Linked Structured Notes	—	153,256	—	153,256
Rights	—	7,146	—	7,146
Warrants	963	245	—	1,208
Short-Term Investments	—	119,000	—	119,000

Total	$3,236,031	$804,388	$—	$4,040,419

Alpine Equity Trust

	Valuation Inputs

Global Infrastructure Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$43,081,360	$—	$—	$43,081,360
Equity-Linked Structured Notes	—	331,655	—	331,655
Short-Term Investments	—	2,785,000	—	2,785,000

Total	$43,081,360	$3,116,655	$—	$46,198,015

	Valuation Inputs

Other Financial Instruments	Level 1 **	Level 2 **	Level 3	Total Value

Assets
Forward Currency Contracts	$—	$243,666	$—	$243,666

Total	$—	$243,666	$—	$243,666

	Valuation Inputs

Global Consumer Growth Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Asia	$379,626	$—	$—	$379,626
Europe	476,960	16,187	—	493,147
North & South America	1,212,639	—	—	1,212,639
Short-Term Investments	—	107,000	—	107,000

Total	$2,069,225	$123,187	$—	$2,192,412

*	For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended July 31, 2012 there were significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfers between Level 1 and Level 2 within the fair value hierarchy for the period ended July 31, 2012

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Real Estate Equity Fund	Realty Income & Growth Fund	Cyclical Advantage Property Fund

Balance as of October 31, 2011	$24,716,446	$1,459,551	$2,432,586
Accrued discounts / premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(2,231,252)	(350,637)	(584,396)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of July 31, 2012	$22,485,194	$1,108,914	$1,848,190

Change in net unrealized depreciation on level 3 holdings held at period end	$(2,231,252)	$(350,637)	$(584,396)

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments, as of July 31, 2012:

Alpine Equity Trust

Alpine International Real Estate Equity Fund
Asset	Fair Value at 7/31/12	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stocks	15,145,434	Average of terminal value and price to book valuation models	Liquidity Discount	15%	15%	Fair Value would Decrease
			Adjusted Weighted Average Cost of Capital	21%	21%	Fair Value would Decrease

			Terminal Value Discount	45%	45%	Fair Value would Decrease

Common Stocks	666,864	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Increase

Common Stocks	6,672,896	Market Transaction	Transaction expenses	$0 to $0.40	$0.40	Fair Value would Decrease

Alpine Realty Income and Growth Fund

Asset	Fair Value at 7/31/12	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Real Estate Investment Trusts	1,108,914	Market Transaction	Transaction expenses	$0 to $0.40	$0.40	Fair Value would Decrease

Alpine Cyclical Advantage Property Fund

Asset	Fair Value at 7/31/12	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stocks	1,848,190	Market Transaction	Transaction expenses	$0 to $0.40	$0.40	Fair Value would Decrease

The significant unobservable inputs used in the fair value measurement of common stocks and real estate investment trusts are liquidity discounts, market risk and private quotes. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The following forward currency contracts were held at July 31, 2012:

Global Infrastructure Fund

Description	Expiration Date	Contracts to Deliver/Receive			Settlement Value	Current Value	Unrealized Gain (Loss)

Contracts Sold:
Euro	08/08/12	2,000,000	(EUR	)	$2,649,640	$2,460,963	$188,677
Euro	08/08/12	600,000	(EUR	)	793,278	738,289	54,989

						$3,199,252	$243,666

Alpine Equity Trust

The following issuers are affiliated with the International Real Estate Equity Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period ended July 31, 2012. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Fund	Issuer Name	Balance at Oct. 31, 2011	Purchases	Sales	Balance at July 31, 2012	Value at July 31, 2012	Realized Gain (Loss)

International Real Estate Fund	Yatra Capital, Ltd.	1,491,800	—	—	1,491,800	$5,552,419	$—

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

International Real Estate Equity Fund

Cost of investments	$400,791,993
Gross unrealized appreciation	57,365,989
Gross unrealized depreciation	(153,501,528)

Net unrealized depreciation	$(96,135,539)

Realty Income & Growth Fund

Cost of investments	$79,967,116
Gross unrealized appreciation	41,709,207
Gross unrealized depreciation	(2,474,338)

Net unrealized appreciation	$39,234,869

Cyclical Advantage Property Fund

Cost of investments	$47,560,943
Gross unrealized appreciation	12,405,695
Gross unrealized depreciation	(8,173,364)

Net unrealized appreciation	$4,232,331

Emerging Markets Real Estate Fund

Cost of investments	$3,630,438
Gross unrealized appreciation	580,216
Gross unrealized depreciation	(170,235)

Net unrealized appreciation	$409,981

Global Infrastructure Fund

Cost of investments	$45,133,039
Gross unrealized appreciation	4,230,701
Gross unrealized depreciation	(3,165,725)

Net unrealized appreciation	$1,064,976

Global Consumer Growth Fund

Cost of investments	$2,121,908
Gross unrealized appreciation	300,538
Gross unrealized depreciation	(230,034)

Net unrealized appreciation	$70,504

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Equity Trust

By (Signature and Title)	/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 28, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 28, 2012

By (Signature and Title)*		/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 28, 2012

* Print the name and title of each signing officer under his or her signature.

Item 2.	Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.